Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Assets [Abstract]
OTHER ASSETS

Note 7 — OTHER ASSETS

Other assets — current consisted of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Prepayments	6,234	5,731	4,506
Short-term deposits	17,795	54,263	42,663
Interest receivable from a third party	28,462	84,761	66,641
Other assets – current	52,491	144,755	113,810

Other assets — non-current consisted of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Advance to suppliers	9,497	4,706	3,700
Long-term deposits	62,857	78,076	61,385
Other assets – non-current	72,354	82,782	65,085

Short-term deposits include deposits for tenders while long-term deposits primarily include deposits for leases.

Note 7 — OTHER ASSETS

Other assets — current consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Prepayments	76,249	6,234	4,563
Short-term deposits	—	17,795	13,025
Interest receivable from a third party	—	28,462	20,833
Other assets – current	76,249	52,491	38,421

Other assets — non-current consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Advance to suppliers	32,077	9,497	6,952
Long-term deposits	54,038	62,857	46,008
Deferred offering costs	324,955	—	—
Other assets – non-current	411,070	72,354	52,960

Short-term deposits include deposits for tenders while long-term deposits primarily include deposits for leases.